Schedule of contract assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Assets
Balance - beginning of the period
Increase resulting from satisfaction of performance obligations
Less: progress billings
Balance - end of the period